Short-term borrowings and long-term debt (Short-term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2019	Mar. 31, 2018
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.11%	2.14%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.28%	1.65%